INCOMETAXES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the Company's net deferred tax asset
Net operating loss carryforwards		$ 63,969,813	$ 46,071,206
Tax basis in intangible assets		4,095,269	4,452,360
Deferred financing costs for tax		7,010,462	7,001,619
Research & development credits		8,266,610	5,796,148
Stock option expense		2,754,981	2,310,405
Other		448,140	25,955
Total deferred tax asset		86,545,275	65,657,693
Valuation allowance		(86,545,275)	(65,657,693)
Net deferred tax asset		0
Income Taxes
Net operating loss carryforwards		169,456,000
Provision of valuation allowance to reduce deferred tax assets (as a percent)		100.00%
Statutory federal income tax rate (as a percent)		34.50%
Difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income
Tax at U.S. federal statutory rate		(17,804,934)	(15,937,695)	(16,397,080)
State taxes, net of federal benefit		(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits		(1,537,863)	(966,941)	(515,235)
Other, net		132,491	133,932	17,718
Change in valuation allowance		20,887,582	18,272,081	18,439,249
Total income tax expense	$ (121,791)	$ 0
Maximum
Income Taxes
Number of years for which net operating loss carryforwards are available to reduce future taxable income		20 years